Consolidated Statements of Earnings $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) $ / shares shares	Jun. 30, 2022 CAD ($) $ / shares shares	Jun. 30, 2021 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) $ / shares shares	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2019 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 372,077	$ 204,507	$ 695,146	$ 407,712	$ 960,156	$ 1,217,052	$ 2,045,422
Cost of goods sold	308,488	153,405	577,914	311,134	757,934	937,730	1,631,199
Gross margin	63,589	51,102	117,232	96,578	202,222	279,322	414,223
Selling and administrative expenses	43,346	33,357	90,150	71,812	147,931	163,310	182,315
Operating income	20,243	17,745	27,082	24,766	54,291	116,012	231,908
Gain on disposal of property, plant and equipment	79	63	79	38	135	45	302
Equity earnings (loss) from associates and joint ventures	562	187	846	(225)	671	1,995	1,692
Earnings before finance costs and income taxes	20,884	17,995	28,007	24,579	55,097	118,052	233,902
Net finance costs	4,460	4,954	8,331	9,946	16,995	22,493	18,578
Earnings before income taxes	16,424	13,041	19,676	14,633	38,102	95,559	215,324
Income taxes	3,072	8,750	6,693	7,339	56,557	7,302	63,196
Net earnings (loss)	$ 13,352	$ 4,291	$ 12,983	$ 7,294	(18,455)	88,257	152,128
Net earnings (loss) attributable to:
Controlling interest					(18,455)	88,080	151,647
Non-controlling interest					$ 0	$ 177	$ 481
Earnings (loss) per share – basic | (per share)	$ 0.15	$ 0.05	$ 0.14	$ 0.08	$ (0.21)	$ 0.98	$ 1.7
Earnings (loss) per share – diluted | (per share)	$ 0.15	$ 0.05	$ 0.14	$ 0.08	$ (0.21)	$ 0.98	$ 1.7
Weighted average number of shares – basic | shares	89,680,965	89,678,845	89,680,391	89,678,845	89,678,845	89,678,845	89,500,829
Weighted average number of shares – diluted | shares	89,850,457	89,802,486	89,841,417	89,782,907	89,678,845	89,678,845	89,709,745